Law Offices

Stradley, Ronon, Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington DC 20036

Prufesh R. Modhera, Esq. Direct Dial - (202) 419-8417 pmodhera@stradley.com		1933 Act Rule 485(a) 1933 Act File No. 33-72416 1940 Act File No. 811-08200

August 27, 2010

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	Bridgeway Funds, Inc. (File Nos. 33-72416 and 811-08200)

Ladies and Gentlemen:

Enclosed for filing under Rule 485(a) of the Securities Act of 1933, as amended (“1933 Act”), is Post Effective Amendment No. 30 (the “Amendment”) to the Bridgeway Funds, Inc. registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 30 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made in order to comply with the recent amendments to Form N-1A requiring inclusion of a “Summary Prospectus” (SEC Release Nos: 33-8998; IC-28584). A subsequent amendment to the Registration Statement will be filed pursuant to Rule 485(b) under the 1933 Act to bring financial statements of Bridgeway Funds, Inc. up to date and to reflect certain non-material changes.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Michael O’Hare, Esq. at (215) 564-8198.

Very truly yours,

/s/ Prufesh R. Modhera
Prufesh R. Modhera